Management of financial risks and financial instruments - Summary of financial liabilities into groupings based on their contractual maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Securities	R$ 20,423,074	R$ 13,529,265
Derivative financial instruments	24,785,416	8,605,409
Securities sold under repurchase agreements	33,340,511	31,790,091
Securities trading and intermediation	16,943,539	16,062,697
Financing instruments payable	60,365,590	43,683,629
Financial Liabilities At Amortized Cost Borrowings	2,199,422	1,865,880
Financial Liabilities At Amortized Cost Accounts Payables	948,218	617,394
Financial Liabilities At Amortized Cost Other Financial Liabilities	12,231,376	11,554,213
Financial liabilities	171,237,146	127,708,578
Up to 1 month
Disclosure of financial assets [line items]
Securities	19,949,021	13,048,246
Derivative financial instruments	5,580,573	796,909
Securities sold under repurchase agreements	32,796,941	31,790,091
Securities trading and intermediation	16,943,539	16,062,697
Financing instruments payable	3,812,510	4,407,525
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	948,218	617,394
Financial Liabilities At Amortized Cost Other Financial Liabilities	5,815,141	5,959,212
Financial liabilities	85,845,943	72,682,074
From 2 to 3 months
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	2,719,744	845,446
Securities sold under repurchase agreements	543,570	0
Securities trading and intermediation	0	0
Financing instruments payable	8,383,531	9,469,722
Financial Liabilities At Amortized Cost Borrowings	10,796	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	756,864	534,835
Financial liabilities	12,414,505	10,850,003
From 4 to 12 months
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	6,773,980	2,340,407
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	10,690,918	5,917,325
Financial Liabilities At Amortized Cost Borrowings	2,188,626	1,865,880
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	4,588,231	4,432,215
Financial liabilities	24,241,755	14,555,827
From 1 to 5 years
Disclosure of financial assets [line items]
Securities	0	0
Derivative financial instruments	7,873,062	4,507,132
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	36,648,126	23,078,719
Financial Liabilities At Amortized Cost Borrowings	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	1,056,580	627,951
Financial liabilities	45,577,768	28,213,802
Above 5 years
Disclosure of financial assets [line items]
Securities	474,053	481,019
Derivative financial instruments	1,838,057	115,515
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	830,505	810,338
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	14,560	0
Financial liabilities	R$ 3,157,175	R$ 1,406,872